UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Credit Fund

Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 90.6%

	COMMON STOCKS – 1.1%

	Media – 1.1%

8,263	Affinion Group Holdings, Inc., (2), (3)				$82,635
	Total Common Stocks (cost $173,870)				82,635

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 3.2% (4)

	Semiconductors & Semiconductor Equipment – 1.3%

$50	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	$49,816

50	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	BBB–	50,066
100	Total Semiconductors & Semiconductor Equipment				99,882

	Software – 0.7%

50	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	10/06/22	BB+	50,007

	Specialty Retail – 0.6%

49	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	49,606

	Technology Hardware, Storage & Peripherals – 0.6%

50	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	49,741
$249	Total Variable Rate Senior Loan Interests (cost $248,984)				249,236

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 85.3%

	Aerospace & Defense – 0.3%

$25	Huntington Ingalls Industries Inc., 144A	5.000%	11/15/25	BB+	$26,188

5	Sequa Corporation, 144A	7.000%	12/15/17	CCC–	700
30	Total Aerospace & Defense				26,888

	Airlines – 1.3%

100	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	98,000

	Building Products – 0.7%

50	Building Materials Corporation, 144A	5.125%	2/15/21	BBB–	51,188

	Commercial Services & Supplies – 2.4%

50	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.625%	10/30/20	BBB–	51,250

200	Jurassic Holdings III, 144A	6.875%	2/15/21	Caa2	138,000
250	Total Commercial Services & Supplies				189,250

	Communications Equipment – 5.7%

500	Avaya Inc., 144A	7.000%	4/01/19	B	337,500

Nuveen Investments	1

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Communications Equipment (continued)

$20	Avaya Inc., 144A	10.500%	3/01/21	CCC+	$6,150

100	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	B	101,500
620	Total Communications Equipment				445,150

	Construction Materials – 0.6%

50	Norbord Inc., 144A	6.250%	4/15/23	Ba2	49,250

	Consumer Finance – 1.3%

50	First Data Corporation, 144A	7.000%	12/01/23	B	50,500

50	First Data Corporation, 144A	5.000%	1/15/24	BB	50,063
100	Total Consumer Finance				100,563

	Containers & Packaging – 1.3%

100	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	104,875

	Diversified Consumer Services – 0.9%

100	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	69,000

	Diversified Financial Services – 1.4%

100	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	106,000

	Diversified Telecommunication Services – 2.4%

15	CenturyLink Inc., (WI/DD)	7.500%	4/01/24	BB+	15,019

40	IntelSat Jackson Holdings, 144A	8.000%	2/15/24	B1	41,200

100	IntelSat Limited	8.125%	6/01/23	CC	29,875

100	Level 3 Financing Inc., 144A	5.375%	1/15/24	BB	101,250
255	Total Diversified Telecommunication Services				187,344

	Electric Utilities – 1.1%

100	Talen Energy Supply LLC	6.500%	6/01/25	B+	83,000

	Electrical Equipment – 1.2%

100	EnerSys, 144A	5.000%	4/30/23	BB+	96,500

	Energy Equipment & Services – 1.2%

100	NGPL PipeCo LLC, 144A	7.119%	12/15/17	Caa2	96,625

	Food & Staples Retailing – 5.0%

266	Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc., 144A	7.750%	10/15/22	B+	287,945

100	Rite Aid Corporation, 144A	6.125%	4/01/23	B	106,000
366	Total Food & Staples Retailing				393,945

	Food Products – 2.1%

50	Pinnacle Foods Inc., 144A	5.875%	1/15/24	B+	52,125

100	WhiteWave Foods Company	5.375%	10/01/22	BB–	107,625
150	Total Food Products				159,750

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Health Care Equipment & Supplies – 3.7%

$80	Hologic Incorporated, 144A	5.250%	7/15/22	BB	$83,400

100	Kinetic Concepts	12.500%	11/01/19	CCC+	87,062

50	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC	37,750

80	Tenet Healthcare Corporation	6.750%	6/15/23	B3	76,600
310	Total Health Care Equipment & Supplies				284,812

	Health Care Providers & Services – 3.6%

50	Centene Escrow Corporation, 144A	5.625%	2/15/21	BB	52,125

50	HCA Inc.	5.875%	2/15/26	BB	51,500

40	HCA Inc.	5.250%	6/15/26	BBB–	41,000

50	HealthSouth Corporation	5.750%	11/01/24	B+	50,650

100	Mallinckrodt International Finance SA, 144A	5.500%	4/15/25	BB–	88,250
290	Total Health Care Providers & Services				283,525

	Hotels, Restaurants & Leisure – 3.1%

23	Boyd Gaming Corporation, 144A	6.375%	4/01/26	B–	23,863

50	Interval Acquisition Corporation, 144A	5.625%	4/15/23	BB–	50,125

200	Scientific Games Corporation	8.125%	9/15/18	B–	169,000
273	Total Hotels, Restaurants & Leisure				242,988

	Household Durables – 0.6%

50	Lennar Corporation	4.875%	12/15/23	BB+	50,000

	Household Products – 1.4%

100	Spectum Brands Inc.	5.750%	7/15/25	BB–	106,250

	Insurance – 2.5%

200	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	197,000

	Internet & Catalog Retail – 1.3%

100	Netflix Incorporated	5.500%	2/15/22	B+	104,694

	Leisure Products – 2.0%

100	Party City Holdco Inc., 144A	6.125%	8/15/23	B–	103,000

50	Vista Outdoor Inc., 144A	5.875%	10/01/23	BB+	52,375
150	Total Leisure Products				155,375

	Marine – 1.0%

94	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	78,020

	Media – 10.4%

91	Affinion International Holdings Co, 144A	7.500%	7/30/18	B–	74,620

100	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	102,688

100	Cable One Inc., 144A	5.750%	6/15/22	BB	102,500

100	CCOH Safari LLC, 144A	5.750%	2/15/26	BB	103,500

420	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	94,591

Nuveen Investments	3

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Media (continued)

$100	Dish DBS Corporation	5.875%	11/15/24	BB–	$91,625

50	Lamar Media Corporation, 144A	5.750%	2/01/26	Ba1	52,500

100	LIN Television Corporation	5.875%	11/15/22	B+	101,250

50	Sinclair Television Group, 144A	5.875%	3/15/26	B+	51,313

40	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	40,700
1,151	Total Media				815,287

	Multiline Retail – 2.0%

100	Family Tree Escrow LLC, 144A	5.750%	3/01/23	BB–	105,938

50	Scotts Mircle-Gro Company, 144A	6.000%	10/15/23	B+	52,750
150	Total Multiline Retail				158,688

	Pharmaceuticals – 3.2%

100	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	7/15/23	B1	94,125

100	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	99,500

50	Prestige Brands Inc., 144A	6.375%	3/01/24	B	52,125
250	Total Pharmaceuticals				245,750

	Professional Services – 1.3%

100	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	102,500

	Real Estate Investment Trust – 2.0%

100	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	97,250

60	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	55,650
160	Total Real Estate Investment Trust				152,900

	Road & Rail – 3.9%

589	JCH Parent Inc., 144A	10.500%	3/15/19	CCC–	300,497

	Semiconductors & Semiconductor Equipment – 0.9%

100	Advanced Micro Devices, Inc.	7.750%	8/01/20	CCC	69,500

	Software – 3.4%

15	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	13,125

200	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	149,499

100	SS&C Technologies Holdings, Inc., 144A	5.875%	7/15/23	B+	103,843
315	Total Software				266,467

	Specialty Retail – 1.0%

110	Outerwall Inc.	5.875%	6/15/21	B1	81,400

	Technology Hardware, Storage & Peripherals – 0.6%

45	Western Digital Corporation, 144A, (WI/DD)	7.375%	4/01/23	BBB–	45,900

	Trading Companies & Distributors – 0.3%

25	HD Supply Inc., 144A, (WI/DD)	5.750%	4/15/24	B	25,688

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Transportation Infrastructure – 1.8%

$176	CEVA Group PLC, 144A	7.000%	3/01/21	B2	$139,563

	Wireless Telecommunication Services – 6.4%

300	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	284,249

150	Sprint Corporation	7.875%	9/15/23	B+	114,374

100	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	101,624
550	Total Wireless Telecommunication Services				500,247
$7,859	Total Corporate Bonds (cost $7,814,658)				6,664,379

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CONVERTIBLE BONDS – 1.0%

	Oil, Gas & Consumable Fuels – 1.0%

$50	Cobalt International Energy, Inc.	2.625%	12/01/19	CCC–	$24,938

50	Energy and Exploration Partners Inc., 144A, (7)	8.000%	7/01/19	N/R	50

50	NXP Semiconductor NV	1.000%	12/01/19	BB+	55,312
$150	Total Convertible Bonds (cost $119,439)				80,300
	Total Long-Term Investments (cost $8,356,951)				7,076,550

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.6%

	REPURCHASE AGREEMENTS – 5.6%

$438	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $437,697, collateralized by $405,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $448,031	0.030%	4/01/16		$437,696
	Total Short-Term Investments (cost $437,696)				437,696
	Total Investments (cost $8,794,647) – 96.2%				7,514,246

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	SECURITIES SOLD SHORT – (10.4)% (8)

	CORPORATE BONDS SOLD SHORT – (10.4)%

	Aerospace & Defense – (1.0)%

$(100)	Bombardier Inc., 144A	5.750%	3/15/22	B	$(74,500)

	Automobiles – (1.3)%

(100)	Jaguar Land Rover Automotive PLC, 144A	5.625%	2/01/23	BB	(102,750)

	Chemicals – (2.1)%

(200)	Chemours Co, 144A	6.625%	5/15/23	BB–	(163,000)

	Hotels, Restaurants & Leisure – (1.2)%

(100)	Wynn Las Vegas LLC Corporation, 144A	5.500%	3/01/25	BB+	(94,250)

Nuveen Investments	5

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Metals & Mining – (2.6)%

$(100)	FMG Resources, 144A	9.750%	3/01/22	BBB–	$(99,750)

(100)	Novellis Inc.	8.750%	12/15/20	B	(100,930)
(200)	Total Metal & Mining				(200,680)

	Oil, Gas & Consumable Fuels – (1.2)%

(100)	ONEOK Inc.	7.500%	9/01/23	BB+	(97,500)

	Specialty Retail – (1.0)%

(100)	Renaissance Acquisition Corporation, Gardner Denver Inc., 144A	6.875%	8/15/21	B–	(81,750)
$900	Total Securities Sold Short (proceeds $875,000)				(814,430)
	Other Assets Less Liabilities – 14.2% (9)				1,109,595
	Net Assets – 100%				$7,809,411

Investments in Derivatives as of March 31, 2016

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Alcoa Inc.	Buy	3.971%	$150,000	1.000%	6/20/21	$19,335	$353
Barclays Bank PLC	Macy’s, Inc.	Buy	1.783	200,000	1.000	6/20/21	7,404	613
Barclays Bank PLC	New Albertson’s, Inc.	Buy	1.757	100,000	5.000	9/20/19	10,815	9,115
Citibank, National Association	Freeport-McMoRan Inc.	Buy	12.128	50,000	1.000	6/20/21	17,665	3,489
Citibank, National Association	Nordstrom, Inc.	Buy	1.252	100,000	1.000	6/20/21	1,196	(269)
Citibank, National Association	Supervalu Inc.	Buy	6.567	100,000	5.000	6/20/21	5,987	1,635
Citibank, National Association	Teck Resources Limited	Buy	14.045	150,000	5.000	6/20/21	40,055	7,965
Goldman Sachs Bank USA	AK Steel Corporation	Buy	22.798	50,000	5.000	6/20/21	19,842	195
Goldman Sachs Bank USA	Barrick Gold Corporation	Buy	1.771	100,000	1.000	6/20/21	3,647	(408)
Goldman Sachs Bank USA	Nabors Industries, Inc.	Buy	5.868	400,000	1.000	6/20/21	78,310	6,538
Goldman Sachs Bank USA	The Gap, Inc.	Buy	2.209	100,000	1.000	6/20/21	5,627	(766)
Goldman Sachs Bank USA	The Hertz Corporation	Buy	5.691	40,000	5.000	6/20/21	1,060	(190)
JPMorgan Chase Bank, N.A.	Avon Products, Inc.	Buy	9.336	250,000	5.000	6/20/21	37,786	(1,073)
JPMorgan Chase Bank, N.A.	Canadian Natural Resources Limited	Buy	3.282	100,000	1.000	6/20/21	10,179	2,102
JPMorgan Chase Bank, N.A.	Meritor, Inc.	Buy	5.578	150,000	5.000	6/20/21	3,302	(1,823)
JPMorgan Chase Bank, N.A.	Navient Corporation	Buy	6.330	100,000	5.000	6/20/21	5,108	(1,392)
JPMorgan Chase Bank, N.A.	Newmont Mining Corporation	Buy	1.284	200,000	1.000	6/20/21	2,704	(1,568)
JPMorgan Chase Bank, N.A.	The Goodyear Tire & Rubber Company	Buy	1.517	50,000	5.000	6/20/21	(8,469)	(411)
JPMorgan Chase Bank, N.A.	Toys “R” US, Inc.	Buy	12.037	100,000	5.000	6/20/21	22,280	(2,219)
JPMorgan Chase Bank, N.A.	Transocean Inc.	Buy	20.627	100,000	1.000	6/20/21	46,903	2,428
JPMorgan Chase Bank, N.A.	Weatherford International Ltd.	Buy	7.583	40,000	1.000	12/20/20	9,240	2,584
JPMorgan Chase Bank, N.A.	Weatherford International Ltd.	Buy	7.772	40,000	1.000	6/20/21	10,113	1,913
Morgan Stanley Capital Services LLC	Best Buy Co., Inc.	Buy	1.948	100,000	5.000	6/20/21	(14,592)	(319)
Morgan Stanley Capital Services LLC	Freeport-McMoRan Inc.	Buy	12.128	50,000	1.000	6/20/21	17,665	2,230
Morgan Stanley Capital Services LLC	United States Steel Corporation	Buy	13.059	50,000	5.000	6/20/21	12,310	124
Morgan Stanley Capital Services LLC	YUM! Brands, Inc.	Buy	2.787	50,000	1.000	6/20/21	4,065	76
				$2,920,000			$369,537	$30,922

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs

6	Nuveen Investments

reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$82,635	$—	$82,635
Variable Rate Senior Loan Interests	—	249,236	—	249,236
Corporate Bonds	—	6,664,379	—	6,664,379
Convertible Bonds	—	80,300	—	80,300
Short-Term Investments:
Repurchase Agreements	—	437,696	—	437,696
Securities Sold Short:
Corporate Bonds Sold Short	—	(814,430)	—	(814,430)
Investments in Derivatives:
Credit Default Swaps*	—	30,922	—	30,922
Total	$—	$6,730,738	$ —	$6,730,738
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding securities sold short and investments in derivatives) was $8,813,907.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$129,730
Depreciation	(1,429,391)
Net unrealized appreciation (depreciation) of investments	$(1,299,661)

Nuveen Investments	7

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	March 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $1,442,415 have been pledged as collateral for securities sold short.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

8	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016